INCOME TAXES (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Carry-forward tax losses	$ 24,232	$ 24,677
Less valuation allowance	(24,232)	(24,677)
Deferred income taxes	$ 0	$ 0